Capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 20, 2020	May 22, 2018	Jul. 25, 2017	Oct. 28, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 28, 2011
Capital structure [line items]
Exercise stock option		$ 57,000	$ 64,400
Voting right description					At December 31, 2020, we had 42,780,186 ordinary shares outstanding of which 6,067,389 had a double voting right.	At December 31, 2019, we had 42,465,669 ordinary shares outstanding of which 4,389,581 had a double voting right.	At December 31, 2018, we had 42,430,069 ordinary shares outstanding of which 5,016,911 had a double voting right.
Number of shares ordinary outstanding					42,780,186	42,465,669	42,430,069	35,960,062
Number of shares ordinary having double voting right					6,067,389	4,389,581	5,016,911
Par value per share					$ 0.05	$ 0.05	$ 0.05
Shares to underwriters			$ 20,000
Equity value					$ 275,573	$ 315,123
BSA [member]
Capital structure [line items]
Ordinary shares issued				1,470,836					12,195,113
Number of employee warrants exercisable					19,702
Hold Two Years [member]
Capital structure [line items]
Voting right description					After a shareholder continuously holds ordinary shares for two years, each ordinary share held by such shareholder is entitled to two votes.
Calyxt Inc [member]
Capital structure [line items]
Ordinary shares issued	3,750,000	4,057,500	8,050,000
Exercise stock option	$ 15,000	$ 57,000	$ 64,400
Underwriting discounts and commissions		$ 3,200
Par value per share	$ 4.00	$ 15.00	$ 8
Shares to underwriters			$ 20,000
Non-controlling shareholders interest					35.30%	31.10%
Offering expense		$ 700
Cellectis [member] | Calyxt Inc [member]
Capital structure [line items]
Purchase of common stock		550,000
Purchase of common shares	1,250,000
Equity value	$ 5,000
Purchase of common stock, value	14,000
BSA [member]
Capital structure [line items]
Exercise stock option				$ 16,400
Calyxt Inc. [member]
Capital structure [line items]
Ordinary shares issued		4,057,500	8,050,000
Exercise stock option		$ 57,000
Equity interests					2.70%	6.10%	3.10%
Compensation expense					$ 6,700	$ 4,400	$ 3,300
Calyxt Inc. [member] | Calyxt Inc [member]
Capital structure [line items]
Exercise stock option	$ 15,000
Calyxt Inc. [member] | Cellectis [member]
Capital structure [line items]
Purchase of common stock		550,000
Purchase of common stock, value		$ 8,300
Capital evolution 2018 [member]
Capital structure [line items]
Options exercise							322,068
Exercise stock option							$ 230,629
Underwriting discounts and commissions							$ 178,611,687
Capital evolution 2018 [member] | BSA [member]
Capital structure [line items]
Ordinary shares issued							6,146,000
Number of employee warrants exercisable							1,867
Exercise stock option							$ 14,112
Number of non-employee warrants subscribed							160,000
Capital evolution 2020 [member]
Capital structure [line items]
Ordinary shares issued					20,464
Exercise stock option					$ 163,134
Capital evolution 2020 [member] | BSA [member]
Capital structure [line items]
Number of employee warrants exercisable					291,053
Exercise stock option					$ 5,197,970
BSPCE [member]
Capital structure [line items]
Exercise stock option							$ 7,525,542
Free Shares [member] | Capital evolution 2018 [member]
Capital structure [line items]
Ordinary shares issued							1,939
Free Shares [member] | Capital evolution 2019 [member] | BSA [member]
Capital structure [line items]
Number of shares converted						35,600
Free Shares [member] | Capital evolution 2019 [member] | BSA [member]
Capital structure [line items]
Number of shares converted						35,600
Free Shares [member] | Capital evolution 2020 [member]
Capital structure [line items]
Ordinary shares issued					291,053
Number of shares converted					3,000
Free Shares [member] | Capital evolution 2020 [member] | BSA [member]
Capital structure [line items]
Number of shares converted					3,000